Schedule of Finite and Indefinite-lived Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013
Goodwill [Line Items]
Accumulated amortization	$ (43,685)	$ (26,291)
Intangible Assets, Net (Excluding Goodwill)	178,911	169,399
Intangible Assets, Gross (Excluding Goodwill)	222,596	195,690
Trade names
Goodwill [Line Items]
Tradenames (indefinite-lived)	34,912	34,912
Technology
Goodwill [Line Items]
Total gross finite-lived intangible assets	63,726	63,705
Accumulated amortization	(14,902)	(9,359)
Intangible Assets, Net (Excluding Goodwill)	48,824	54,346
Customer relationships
Goodwill [Line Items]
Total gross finite-lived intangible assets	76,242	60,078
Accumulated amortization	(12,735)	(8,404)
Intangible Assets, Net (Excluding Goodwill)	63,507	51,674
Loan acquisition costs
Goodwill [Line Items]
Total gross finite-lived intangible assets	40,612	30,067
Accumulated amortization	(14,447)	(7,817)
Intangible Assets, Net (Excluding Goodwill)	26,165	22,250
Patents
Goodwill [Line Items]
Total gross finite-lived intangible assets	7,104	6,928
Accumulated amortization	(1,601)	(711)
Intangible Assets, Net (Excluding Goodwill)	$ 5,503	$ 6,217